Report of Directors Financial Review Risk Report - Accounts payable on demand (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	$ 101,235	$ 110,052
Carrying amount for these contracts	107,032	120,350
Life direct participating and investment DPF contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	98,275	107,287
Carrying amount for these contracts	102,605	116,389
Life other contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	2,960	2,765
Carrying amount for these contracts	$ 4,427	$ 3,961